Employee Benefit Plans - Schedule of Expected Benefit Payments (Details) - Retirement Plans $ in Millions	Dec. 31, 2023 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2024	$ 78
2025	81
2026	83
2027	87
2028	88
2029-2033	$ 426